Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.58657%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$959,201.54

Principal:
Principal Collections	$15,322,527.21
Prepayments in Full	$8,287,369.77
Liquidation Proceeds	$175,937.49
Recoveries	$64,876.32
Sub Total	$23,850,710.79
Collections	$24,809,912.33

Purchase Amounts:
Purchase Amounts Related to Principal	$301,035.20
Purchase Amounts Related to Interest	$778.05
Sub Total	$301,813.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,111,725.58

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	29
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,111,725.58
Servicing Fee	$369,089.47	$369,089.47	$0.00	$0.00	$24,742,636.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,742,636.11
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,742,636.11
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,742,636.11
Interest - Class A-3 Notes	$286,423.90	$286,423.90	$0.00	$0.00	$24,456,212.21
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$24,245,536.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,245,536.63
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$24,175,459.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,175,459.63
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$24,126,109.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,126,109.63
Regular Principal Payment	$21,960,504.24	$21,960,504.24	$0.00	$0.00	$2,165,605.39
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,165,605.39
Residual Released to Depositor	$0.00	$2,165,605.39	$0.00	$0.00	$0.00
Total		$25,111,725.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,960,504.24
Total					$21,960,504.24

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,960,504.24	$50.78	$286,423.90	$0.66	$22,246,928.14	$51.44
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$21,960,504.24	$16.69	$616,526.48	$0.47	$22,577,030.72	$17.16

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$183,801,431.87	0.4250039	$161,840,927.63	0.3742246
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$380,591,431.87	0.2892274	$358,630,927.63	0.2725387

Pool Information
Weighted Average APR	2.680%	2.680%
Weighted Average Remaining Term	34.29	33.46
Number of Receivables Outstanding	25,532	24,843
Pool Balance	$442,907,358.01	$418,749,953.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$410,263,245.31	$387,940,380.01
Pool Factor	0.3108560	0.2939010

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$30,809,573.71
Targeted Overcollateralization Amount	$60,119,026.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,119,026.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$70,534.62
(Recoveries)		39	$64,876.32
Net Loss for Current Collection Period			$5,658.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0153%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1899%
Second Prior Collection Period			0.1779%
Prior Collection Period			0.2417%
Current Collection Period			0.0158%
Four Month Average (Current and Prior Three Collection Periods)			0.1563%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,233	$6,325,299.96
(Cumulative Recoveries)			$1,637,368.96
Cumulative Net Loss for All Collection Periods			$4,687,931.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3290%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,832.65
Average Net Loss for Receivables that have experienced a Realized Loss			$2,099.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.09%	215	$4,577,058.43
61-90 Days Delinquent	0.13%	21	$561,743.31
91-120 Days Delinquent	0.02%	5	$100,554.71
Over 120 Days Delinquent	0.07%	11	$300,321.24
Total Delinquent Receivables	1.32%	252	$5,539,677.69

Repossession Inventory:
Repossessed in the Current Collection Period		9	$160,753.26
Total Repossessed Inventory		14	$376,317.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1642%
Prior Collection Period			0.1684%
Current Collection Period			0.1489%
Three Month Average			0.1605%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2299%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	29

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,374,436.99
2 Months Extended	61	$1,303,445.82
3+ Months Extended	5	$94,359.31

Total Receivables Extended	130	$2,772,242.12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer